Summary of Significant Accounting Policies - Schedule of Reconciliation of Computation for Basic and Diluted EPS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Nov. 30, 2016
Accounting Policies [Abstract]
Net (Loss)	$ (93,857)	$ (551,574)
Weighted-average common stock	1,594,701,282		21,127,708
Weighted-average common shares outstanding- basic and diluted	3,709,335,132	2,984,010,673